Trade Receivables, Net (Details) - Schedule of Trade Receivables - Trade receivables [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables, Net (Details) - Schedule of Trade Receivables [Line Items]
Receivables from third-party customers	¥ 25,168	¥ 76,260
Allowance for ECLs	(2,324)	(66,981)
Total trade receivables	¥ 22,844	¥ 9,279